Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.0%)
	Air Products and Chemicals Inc.	74,879	22,438
	Dow Inc.	250,710	17,154
	LyondellBasell Industries NV Class A	45,134	5,083
			44,675
Consumer Discretionary (5.6%)
	Walmart Inc.	478,556	67,969
*	Walt Disney Co.	308,896	55,184
	Target Corp.	169,446	38,451
*	General Motors Co.	438,532	26,009
*	Ford Motor Co.	1,321,961	19,208
	eBay Inc.	218,659	13,312
*	Marriott International Inc. Class A	87,734	12,597
	VF Corp.	105,999	8,450
*	Las Vegas Sands Corp.	129,149	7,458
*	Southwest Airlines Co.	99,892	6,140
			254,778
Consumer Staples (11.1%)
	Procter & Gamble Co.	833,188	112,355
	Coca-Cola Co.	1,308,435	72,343
	PepsiCo Inc.	466,738	69,049
	Philip Morris International Inc.	526,860	50,805
	CVS Health Corp.	443,600	38,345
	Altria Group Inc.	628,648	30,942
	Mondelez International Inc. Class A	477,802	30,355
	Kimberly-Clark Corp.	114,473	14,954
	Sysco Corp.	164,004	13,284
	Constellation Brands Inc. Class A	54,584	13,085
	Walgreens Boots Alliance Inc.	248,347	13,078
	General Mills Inc.	206,754	12,997
	Kraft Heinz Co.	206,916	9,019
	Keurig Dr Pepper Inc.	237,709	8,786
	Archer-Daniels-Midland Co.	94,466	6,285
	McKesson Corp.	26,887	5,173
	Kroger Co.	122,372	4,525
			505,380
Energy (5.1%)
	Exxon Mobil Corp.	1,430,381	83,491
	Chevron Corp.	618,872	64,233
	ConocoPhillips	458,319	25,547
	EOG Resources Inc.	197,379	15,857
	Schlumberger NV	470,960	14,755

		Shares	Market Value ($000)
	Kinder Morgan Inc.	651,144	11,942
	Marathon Petroleum Corp.	110,057	6,802
	Phillips 66	73,903	6,224
	Williams Cos. Inc.	205,326	5,408
			234,259
Financials (23.0%)
*	Berkshire Hathaway Inc. Class B	622,031	180,041
	JPMorgan Chase & Co.	1,032,335	169,551
	Bank of America Corp.	2,628,597	111,426
	Wells Fargo & Co.	1,398,066	65,318
	Citigroup Inc.	704,276	55,433
	Morgan Stanley	508,115	46,213
	Goldman Sachs Group Inc.	116,845	43,469
	BlackRock Inc.	46,506	40,788
	Charles Schwab Corp.	518,408	38,284
	Truist Financial Corp.	455,769	28,157
	PNC Financial Services Group Inc.	143,297	27,897
	U.S. Bancorp	457,297	27,794
	CME Group Inc.	121,499	26,579
	Marsh & McLennan Cos. Inc.	171,459	23,721
	Chubb Ltd.	129,859	22,075
	Blackstone Group Inc.	231,313	21,436
	Progressive Corp.	198,095	19,627
	T Rowe Price Group Inc.	77,130	14,759
	MetLife Inc.	224,275	14,659
	Prudential Financial Inc.	134,299	14,366
	Bank of New York Mellon Corp.	267,638	13,939
	Travelers Cos. Inc.	85,358	13,632
	Allstate Corp.	97,341	13,298
	Aflac Inc.	209,788	11,891
	American International Group Inc.	146,297	7,730
[1]	Rocket Cos. Inc. Class A	39,154	693
*	Berkshire Hathaway Inc. Class A	1	436
			1,053,212
Health Care (20.6%)
	Johnson & Johnson	889,265	150,508
	UnitedHealth Group Inc.	320,970	132,214
	Pfizer Inc.	1,880,365	72,827
	Abbott Laboratories	599,319	69,911
	AbbVie Inc.	597,412	67,627
	Merck & Co. Inc.	855,909	64,955
	Eli Lilly & Co.	291,818	58,288
	Medtronic plc	455,812	57,701
	Amgen Inc.	195,420	46,498
	Anthem Inc.	82,855	32,994
	Cigna Corp.	119,080	30,824
	Gilead Sciences Inc.	424,015	28,032
	Danaher Corp.	108,401	27,766
	Bristol-Myers Squibb Co.	378,973	24,906
	HCA Healthcare Inc.	91,976	19,755
	Humana Inc.	43,586	19,078
*	Biogen Inc.	51,484	13,771
	Zimmer Biomet Holdings Inc.	70,362	11,844
	Baxter International Inc.	85,386	7,012
*	Alexion Pharmaceuticals Inc.	35,307	6,233
			942,744

		Shares	Market Value ($000)
Industrials (14.2%)
	Honeywell International Inc.	235,293	54,331
	Raytheon Technologies Corp.	514,044	45,601
	Caterpillar Inc.	184,490	44,477
	3M Co.	195,859	39,767
	Deere & Co.	95,729	34,568
	American Express Co.	204,437	32,736
	United Parcel Service Inc. Class B	121,711	26,119
	CSX Corp.	257,997	25,831
	Union Pacific Corp.	113,281	25,458
	FedEx Corp.	80,704	25,406
	Capital One Financial Corp.	155,283	24,966
	Norfolk Southern Corp.	85,237	23,943
	Illinois Tool Works Inc.	96,379	22,337
	General Electric Co.	1,491,998	20,977
	Eaton Corp. plc	134,710	19,567
	Emerson Electric Co.	202,995	19,425
	Northrop Grumman Corp.	50,737	18,563
	Johnson Controls International plc	243,684	16,215
	General Dynamics Corp.	82,296	15,629
	DuPont de Nemours Inc.	182,046	15,399
	Lockheed Martin Corp.	40,221	15,372
	Trane Technologies plc	80,690	15,041
	PPG Industries Inc.	80,128	14,401
	Parker-Hannifin Corp.	43,693	13,464
	Cummins Inc.	50,007	12,866
	Stanley Black & Decker Inc.	54,449	11,805
	PACCAR Inc.	117,330	10,743
	Otis Worldwide Corp.	73,388	5,748
			650,755
Real Estate (0.8%)
	Prologis Inc.	249,897	29,448
	Simon Property Group Inc.	55,572	7,140
			36,588
Technology (6.5%)
	Intel Corp.	1,374,522	78,513
	QUALCOMM Inc.	384,319	51,706
	Oracle Corp.	597,647	47,059
	International Business Machines Corp.	302,328	43,457
*	Micron Technology Inc.	189,200	15,919
	TE Connectivity Ltd.	111,902	15,183
	Cognizant Technology Solutions Corp. Class A	179,532	12,847
	HP Inc.	421,947	12,333
	Analog Devices Inc.	62,013	10,207
*	Dell Technologies Inc. Class C	84,739	8,359
*,1	UiPath Inc. Class A	408	33
			295,616
Telecommunications (7.2%)
	Comcast Corp. Class A	1,546,398	88,670
	Verizon Communications Inc.	1,330,334	75,151
	AT&T Inc.	2,410,639	70,945
	Cisco Systems Inc.	1,285,305	67,993
*	T-Mobile US Inc.	189,231	26,767
			329,526
Utilities (4.6%)
	NextEra Energy Inc.	663,025	48,547
	Duke Energy Corp.	260,122	26,069

		Shares	Market Value ($000)
	Southern Co.	357,451	22,848
	Dominion Energy Inc.	272,576	20,754
	Waste Management Inc.	143,116	20,133
	Exelon Corp.	329,491	14,866
	American Electric Power Co. Inc.	168,054	14,453
	Sempra Energy	97,599	13,224
	Xcel Energy Inc.	181,786	12,885
	Public Service Enterprise Group Inc.	171,150	10,632
	Republic Services Inc. Class A	70,121	7,656
			212,067
Total Common Stocks (Cost $3,310,718)			4,559,600
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $2,638)	26,383	2,638
Total Investments (99.8%) (Cost $3,313,356)			4,562,238
Other Assets and Liabilities—Net (0.2%)			10,348
Net Assets (100%)			4,572,586
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $114,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $123,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	60	12,607	176
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.